Defined Contribution Plan - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Maximum Employee's Contribution, Percent			4.00%		4.00%
Expense, Defined Contribution Plan	$ 70,000	$ 62,000	$ 181,000	$ 157,000	$ 277,000	$ 197,000